INCOME TAXES - Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 8,860	$ 8,942
Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	157,279	150,155
Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	769	646
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	16,644	15,025
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	42,315	40,087
Recognized deferred tax assets	12,374	12,157
Unrecognized deferred tax assets	29,941	27,930
Before Offset Amount | Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	37,557	35,888
Recognized deferred tax assets	10,137	9,733
Unrecognized deferred tax assets	27,420	26,155
Before Offset Amount | Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	769	646
Recognized deferred tax assets	307	241
Unrecognized deferred tax assets	462	405
Before Offset Amount | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,989	3,553
Recognized deferred tax assets	1,930	2,183
Unrecognized deferred tax assets	$ 2,059	$ 1,370